[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

June 6, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                                                              Nuveen Investment Trust III

                                                             File Nos. 333-65269 and 811-09037

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust III (the “Registrant”), we are transmitting Post-Effective Amendment No. 71 and Amendment No. 72 to the Registration Statement on Form N-1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, (the “1940 Act”), respectively. This Amendment relates to Nuveen Symphony High Yield Income Fund, a series of the Registrant, (the “Fund”) and is being filed pursuant to Rule 485(a) under the Securities Act. It is proposed that this Amendment will become effective 60 days after the filing of the Amendment. The Registrant is requesting review of this Amendment by the staff of the Securities and Exchange Commission (the “Staff”) due to: 1) revisions relating to changing the name from Nuveen Symphony Credit Opportunities Fund to Nuveen Symphony High Yield Income Fund; 2) the addition of an investment policy pursuant to Rule 35d-1 under the 1940 Act; and 3) the addition of a revised investment policy relating to the prior two changes regarding at least 80% of the sum of the Fund’s net assets and the amount of any borrowings for investment purposes. The Amendment has some additional revisions that do not require a review by the Staff.

Should you have any questions or require further information with respect to this Amendment, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures